[TYPE]

                          Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:              09/30/2000

Check here if Amendment            [x  ]   ;      Amendment Number:    [1  ]
       This Amendment (Check only one.):      [ x  ]  is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               TM Capital Management, Inc.
Address:            303 South Broadway
                    Suite 470
                    Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Patricia B. Fallon
Title:              Treasurer
Phone:              (914) 366 - 4729

Signature, Place, and Date of Signing:

        /s/ Patricia B. Fallon     Tarrytown, New York       11/14/2000
        -------------------------------------------------------------------
        [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]              13F NOTICE.  (Check here if no holdings reported are in
                    this report, and all holdings are reported by other reporting manager(s).)

[    ]              13F COMBINATION REPORT.  (Check here if a portion of the
                    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           15

Form 13F Information Table Value Total:                       301,893
                                                            [thousands]

List of Other Included Managers:               None

FORM 13F INFORMATION TABLE
                    TITLE
                    OF             VALUE       SHARES/      SH/     PUT/INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER      CLASS CUSIP    (X$1000)    PRN AMT      PRN     CALLDSCRETN  MGRS   SOLE     SHARED   NONE
CG Columbia Energy  COM   197648108       28400       400000SH          SOLE              400,000        0        0
CIN Cinergy         COM   172474108        7439       225000SH          SOLE              225,000        0        0
CMS CMS Energy      COM   125896100       37713      1400000SH          SOLE            1,400,000        0        0
EIX Edison Internat COM   281020107       22692      1175000SH          SOLE            1,175,000        0        0
FPL Florida P&L     COM   341109106       14794       225000SH          SOLE              225,000        0        0
GPU Gen Public Util COM   36225X100       20792       641000SH          SOLE              641,000        0        0
NMK Niagra Mohawk   COM   653520106        7875       500000SH          SOLE              500,000        0        0
NRG NRG Energy Inc  COM   629377102       19163       525000SH          SOLE              525,000        0        0
NU  Northeast Util  COM   664397106       92172      4250000SH          SOLE            4,250,000        0        0
PCG PACIFIC GAS     COM   69331C108       30234      1250000SH          SOLE            1,250,000        0        0
PNW PINNICLE WEST   COM   723484101        2544        50000SH          SOLE               50,000        0        0
SO  SOUTHERN CO     COM   842587107        3244       100000SH          SOLE              100,000        0        0
SOE SOUTHERN ENERGY COM   842816100        4926       157000SH          SOLE              157,000        0        0
TXU TEXAS UTILITY   COM   873168108        9906       250000SH          SOLE              250,000        0        0
UNS Unisource       COM   909205106        5322       325000SH          SOLE              325,000        0        0

Grand Total                              301893
